Other Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Other reserves [Abstract]
Summary of Other reserves [text block]

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes (Note 37)	Value of conversion rights - convertible promissory notes (Note 36)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2022	674,851	174,982	4,398,773	1,489,748	5,744,955	(1,564,978)	10,918,331

Exercise of share-based payment	(68,110)	—	—	—	—	—	(68,110)
Foreign operation translation difference	—	(1,581,252)	—	—	—	—	(1,581,252)
Appropriation to general reserve	—	—	42,078	—	—	—	42,078
Share-based payment	45,491	—	—	—	—	—	45,491
Redemption and extension of convertible promissory notes (Note 36(a))	—	—	—	—	(5,584,770)	—	(5,584,770)

As of December 31, 2022	652,232	(1,406,270)	4,440,851	1,489,748	160,185	(1,564,978)	3,771,768

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes (Note 37)	Value of conversion rights - convertible promissory notes (Note 36)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2023	652,232	(1,406,270)	4,440,851	1,489,748	160,185	(1,564,978)	3,771,768

Exercise of share-based payment	(15,667)	—	—	—	—	—	(15,667)
Foreign operation translation difference	—	(465,590)	—	—	—	—	(465,590)
Acquisition of non-controlling interests of a subsidiary	—	—	—	—	—	4,511	4,511
Share-based payment	(36,089)	—	—	—	—	—	(36,089)
Repayment of optionally convertible promissory notes (Note 37)	—	—	—	(1,489,748)	—	—	(1,489,748)

As of December 31, 2023	600,476	(1,871,860)	4,440,851	—	160,185	(1,560,467)	1,769,185

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes (Note 37)	Value of conversion rights - convertible promissory notes (Note 36)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2024	600,476	(1,871,860)	4,440,851	—	160,185	(1,560,467)	1,769,185

Exercise of share-based payment	(40,193)	—	—	—	—	—	(40,193)
Foreign operation translation difference	—	(119,656)	—	—	—	—	(119,656)
Share-based payment	(17,888)	—	—	—	—	—	(17,888)

As of December 31, 2024	542,395	(1,991,516)	4,440,851	—	160,185	(1,560,467)	1,591,448